Securities (Schedule Of Estimated Fair Value And Gross Unrealized Losses Of Securities In Continuous Unrealized Loss Position) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count	12	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	$ 232,037	$ 1,678
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	236	5
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count	1	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value	2,941	3,155
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses	740	926
Held-to-maturity, Securities Continuous Unrealized Loss Position, Less Than 12 Months, Count	3	1
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	25,757	48,392
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	157	3
Held-to-maturity, Securities Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count		1
Held-to-maturity, Securities Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value		878
Held-to-maturity, Securities Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses		1
MBS [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count	5	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	1,189	1,678
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	3	5
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count		3
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value		359
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses		1
Held-to-maturity, Securities Continuous Unrealized Loss Position, Less Than 12 Months, Count	1	1
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	25,142	48,392
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	153	3
Municipal Bonds [Member]
Schedule of Investments [Line Items]
Held-to-maturity, Securities Continuous Unrealized Loss Position, Less Than 12 Months, Count	2
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	615
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	4
Held-to-maturity, Securities Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count		1
Held-to-maturity, Securities Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value		878
Held-to-maturity, Securities Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses		1
Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Count	1	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Estimated Fair Value	2,941	2,796
Available-for-sale Securities, Continuous Unrealized Loss Position, Equal to or Greater Than 12 Months, Unrealized Losses	740	925
GSE Debentures [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Count	7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Estimated Fair Value	230,848
Available-for-sale Securities, Continuous Unrealized Loss Position, Less Than 12 Months, Unrealized Losses	$ 233